ACCOUNTS RECEIVABLE AND OTHER - Components (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 164	$ 164	$ 80
Allowance account for credit losses of financial assets	114	114	51
Accounts receivable	753	753	510
Restricted cash and deposits	292	292	239
Prepaid expenses	330	330	278
Other current assets	332	332	300
Total accounts receivable and other	$ 1,871	1,871	1,407
Loss allowance in commercial property operating expenses		$ 99	$ 31
Office rents collected, percent	96.00%
Retail rents collected, percent	67.00%
Revenue from Contracts with Customer, Commercial Office, Percent of Rent Deferrals		4.00%
Revenue from Contracts with Customer, Commercial Office, Percent of Rent Abatements		5.00%